30. Financial expenses	12 Months Ended
Dec. 31, 2020
Financial Expenses [Abstract]
Financial expenses
30.	Financial expenses

	2020	2019	2018

Financial expenses	(1,242,255)	(1,408,053)	(951,439)
Interest on loans and financing	(70,400)	(116,735)	(96,682)
Interest on taxes and fees	(43,616)	(28,396)	(15,409)
Swap interest	(45,970)	(24,604)	(32,424)
Interest on lease	(766,263)	(821,463)	(266,328)
Inflation adjustment (1)	(161,892)	(191,309)	(340,175)
Discounts granted	(33,725)	(36,047)	(38,858)
Other expenses	(120,389)	(189,499)	(161,563)

(1) Substantial part related to inflation adjustment on provision for legal and administrative proceedings (R$ 137,379 in 2020 – note 23).